Other Long-Term Assets - Schedule of other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
North West Redwater Partnership subordinated debt	$ 0	$ 555
Prepaid cost of service toll	157	162
Risk management	140	136
Long-term inventory	126	121
Other	177	190
Other assets	600	1,164
Less: current portion	35	82
Other long-term assets	$ 565	$ 1,082